Loans Payable (Details Narrative) - USD ($)	Oct. 05, 2021	Oct. 02, 2021	Aug. 04, 2021	Jul. 27, 2021	Mar. 24, 2021	Feb. 15, 2021	Nov. 20, 2020	Jul. 28, 2020	Oct. 01, 2017	Jul. 02, 2012	Dec. 31, 2021	Jun. 30, 2021	Jan. 25, 2021	Jun. 30, 2020	Jun. 26, 2020	Apr. 27, 2020	Mar. 18, 2020	Jun. 30, 2019	Jan. 06, 2015	Jan. 23, 2013
Outstanding loan balance											$ 1,650,739	$ 701,193		$ 517,260
Interest Payable, Current											646,643	509,997		494,740
Outstanding loan balance											814,494	392,605		319,314
Outstanding loan balance											836,245	308,588		197,946
Repayment Agreement [Member] | Former Employee [Member]
Original principal amount																			$ 9,500
Debt instrument interest rate																			0.00%
Outstanding balance												0		3,584
Equipment Loan Agreement [Member] | Carry Out Supplies [Member]
Debt instrument due date										Jun. 21, 2024
Outstanding balance												16,805		24,524
Monthly payment										$ 648
Equipment Loan Agreement [Member] | SWC Group, Inc. [Member]
Debt instrument due date										Jun. 21, 2024
Outstanding balance											15,701	19,506
Monthly payment										$ 648
Government Loan Agreement [Member]
Original principal amount															$ 8,000
Outstanding balance												0		8,000
Auto Loan Agreement [Member]
Debt instrument interest rate	8.99%
Payment principal	$ 587
Two Auto Loan Agreement [Member]
Debt instrument interest rate	8.99%
Payment principal	$ 674
Celtic Bank [Member] | Loan Agreement [Member]
Original principal amount																	$ 150,000
Outstanding balance												0		117,635
John Deere Financial [Member]
Original principal amount					$ 69,457
Debt instrument interest rate					2.85%
Outstanding balance											60,752	65,726		0
Debt instrument term					60 months
Business Backer [Member]
Original principal amount							$ 215,760
Debt instrument interest rate							4.00%
Outstanding balance											29,166	109,925
Monthly payment							$ 3,425
Coastline lending group [Member]
Original principal amount			$ 490,000
Debt instrument due date			Aug. 14, 2024
Debt instrument interest rate			8.50%
Debt instrument term			36 months
Outstanding loan balance			$ 490,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 3,471
Ram Cargo Vans [Member] | Five Auto Loan Agreement [Member]
Debt instrument term		60 months
Outstanding loan balance		$ 124,332									117,435
Debt instrument interest rate		6.44%
Hitachi Capital America [Member] | Auto Loan Agreement [Member]
Debt instrument term	60 months
Outstanding loan balance	$ 32,464										31,563
Hitachi Capital America [Member] | Two Auto Loan Agreement [Member]
Debt instrument term	60 months
Outstanding loan balance	$ 64,730										62,932
Promissory Note [Member] | Former Employee [Member]
Original principal amount																				$ 40,000
Debt instrument interest rate																				5.00%
Promissory Note [Member] | Greater Asia Technology Limited [Member]
Original principal amount									$ 100,000
Debt instrument due date									Jun. 30, 2018
Debt instrument interest rate									33.33%
Outstanding balance											36,695	49,541		96,401
Short Term Loans [Member] | Greater Asia Technology Limited [Member]
Original principal amount																		$ 375,000
Outstanding balance											$ 100,000	$ 100,000		100,000
Short Term Loans [Member] | Greater Asia Technology Limited [Member] | Minimum [Member]
Debt instrument interest rate											40.00%							40.00%
Short Term Loans [Member] | Greater Asia Technology Limited [Member] | Maximum [Member]
Debt instrument interest rate												50.00%						50.00%
April 2020 PPP Note [Member] | Bank of America [Member] | CARES Act [Member]
Original principal amount																$ 110,000
Debt instrument interest rate																1.00%
July 2020 PPP Note [Member] | Bank of America [Member] | CARES Act [Member]
Original principal amount				$ 500,000				$ 159,900
Debt instrument interest rate								1.00%
Interest percentage during period								3.75%
Rent paid								$ 731
July 2020 PPP Note [Member] | Bank of America [Member] | Minimum [Member] | CARES Act [Member]
Rent paid				731
July 2020 PPP Note [Member] | Bank of America [Member] | Maximum [Member] | CARES Act [Member]
Rent paid				$ 2,527
January 2021 PPP Note [Member] | Bank of America [Member] | CARES Act [Member]
Original principal amount													$ 96,595
Debt instrument interest rate													1.00%
Outstanding balance											$ 606,495	$ 256,495
Promissory Notes [Member] | Manuel Rivera [Member]
Original principal amount						$ 100,000
Debt instrument due date						Sep. 15, 2021
Outstanding balance											100,000	100,000		$ 0
Monthly interest, amount						$ 3,500
Debt instrument term						7 months
Debt instrument, description						The Company shall pay the investor a fee of $70,000 within 45 days of its first harvest
Interest Payable, Current											$ 14,000	$ 35,000